Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash deposits	$ 571.4	$ 541.4
Term deposits	850.5	655.1
Cash and cash equivalents	$ 1,421.9	$ 1,196.5	$ 539.3